Summary of Principal Accounting Policies - Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Recently issued accounting pronouncements
Right-of-use asset	$ 25,665,519	$ 26,776,095
Lease liability	$ 27,188,351	$ 28,055,414
ASU 2016-02 | Cumulative effect in period of adoption
Recently issued accounting pronouncements
Right-of-use asset			$ 36,300,000
Lease liability			$ 36,300,000